Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 62,300,298		$ 63,821,397		$ 48,516,765
Short-term investments						300,000
Restricted cash		40,978		40,742		5,428,790
Accounts receivable, net		2,103,924		2,115,681		2,450,871
Other financial assets		3,171,000
Prepayments to remittance agents						137,854
Escrow money receivable						5,014,829
Prepayments, receivables and other assets		25,874,112		20,948,216		34,225,239
Total current assets		93,939,406		87,486,859		103,361,724
Non-current assets:
Equipment, net		1,118,661		1,055,520		1,016,490
Investment in an equity security						100,000
Escrow money payable						360,207
Client money payable						4,645,290
Other payables
Right-of-use asset		294,965		349,240		154,234
Intangible assets, net		3,000,978		3,386,117		9,191,713
Goodwill		12,059,428		12,059,428		27,001,383
Deferred tax assets		344,291		342,822		664,888
Total non-current assets:		16,818,323		17,193,127		38,128,708
Total assets		110,757,729		104,679,986		141,490,432
Current liabilities:
Borrowings		20,128,362		20,150,058		17,804,093
Receivable factoring		480,225		258,415		423,483
Other financial liabilities		3,329,550
Accounts payable, accruals and other payables		51,411,453		55,329,740		53,988,231
Convertible bonds		1,750,000		1,750,000		10,000,000
Lease liabilities		177,505		171,909		152,325
Total current liabilities		153,749,761		145,357,196		173,862,148
Non-current liabilities:
Deferred tax liabilities		784,479		876,912		1,246,760
Borrowings						2,506,974
Employee benefit obligation		39,259		45,289		59,849
Lease liabilities		111,833		156,647
Total non-current liabilities:		935,571		1,078,848		3,813,583
Total liabilities		154,685,332		146,436,044		177,675,731
Commitments and contingencies (Note 21)
Mezzanine equity						2,957,948
Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 555,000,000 shares authorized 46,527,999 and 33,980,753 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively)		4,653	[1]	4,653	[1]	3,398	[2]
Additional paid-in capital		67,797,587	[1]	65,638,838	[1]	29,227,005
Accumulated deficit		(136,197,260)		(131,522,902)		(92,075,379)
Accumulated other comprehensive income		7,873		(108,122)		88,366
Total shareholders’ deficit attributable to Seamless Group Inc.		(68,387,147)		(65,987,533)		(62,756,610)
Non-controlling interests		24,459,544		24,231,475		23,613,363
Total deficit		(43,927,603)		(41,756,058)		(39,143,247)
Total liabilities and shareholders’ deficit		110,757,729		104,679,986		141,490,432
Previously Reported [Member]
Current assets:
Cash and cash equivalents				63,821,397
Short-term investments
Restricted cash				40,742
Accounts receivable, net				2,115,681
Prepayments to remittance agents
Escrow money receivable
Prepayments, receivables and other assets				24,738,392
Total current assets				91,277,035
Non-current assets:
Equipment, net				1,055,520
Investment in an equity security
Escrow money payable
Client money payable
Other payables
Right-of-use asset				349,240
Intangible assets, net				3,386,117
Goodwill				12,059,428
Deferred tax assets				342,822
Total non-current assets:				17,193,127
Total assets				108,470,162
Current liabilities:
Borrowings				20,150,058
Receivable factoring				258,415
Accounts payable, accruals and other payables				59,119,916
Convertible bonds				1,750,000
Lease liabilities				171,909
Total current liabilities				149,147,372
Non-current liabilities:
Deferred tax liabilities				876,912
Borrowings
Employee benefit obligation				45,289
Lease liabilities				156,647
Total non-current liabilities:				1,078,848
Total liabilities				150,226,220
Commitments and contingencies (Note 21)
Mezzanine equity
Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 555,000,000 shares authorized 46,527,999 and 33,980,753 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively)	[2]			4,653
Additional paid-in capital				65,638,838
Accumulated deficit				(131,522,902)
Accumulated other comprehensive income				(108,122)
Total shareholders’ deficit attributable to Seamless Group Inc.				(65,987,533)
Non-controlling interests				24,231,475
Total deficit				(41,756,058)		(39,143,247)
Total liabilities and shareholders’ deficit				108,470,162
Related Party [Member]
Current assets:
Amounts due from related parties		449,094		560,823		7,287,376
Current liabilities:
Amounts due to related parties		$ 76,472,666		67,697,074		$ 86,488,519
Related Party [Member] | Previously Reported [Member]
Current assets:
Amounts due from related parties				560,823
Current liabilities:
Amounts due to related parties				$ 67,697,074

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.
[2]	Retrospectively restated to reflect Reverse Recapitalization - See Note 1 and Note 2.